Income and Expenses - Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Groups average expected tax rate	12.80%	13.70%	12.70%
Accounting loss before income tax	SFr (99,143)	SFr (85,937)	SFr (88,695)
Taxes at weighted average income tax	12,727	11,792	11,294
Effect of unrecorded tax losses	(33,450)	(8,764)	(10,520)
Effect of use of unrecognized tax losses	22,491
Effect of non deductible expenses	(3,434)	(3,098)	(6,041)
Effect of non-taxable income	1,457	280	5,103
Effect of other items	395	(50)	57
Total tax benefit (expense)	SFr 186	SFr 160	SFr (107)